Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees for operating rights of licensed games in development (in thousands)	Others (in thousands)
2018	$2,048	$2,859	$2,447	$267
2019	140	2,279	—	1
2020 and thereafter	75	850	—	—

Total minimum payments required	$2,263	$5,988	$2,447	$268

Future Capital Commitments

	Expenditures for operating rights of licensed games with technological feasibility (in thousands)	Pre-film advertising slot rights (in thousands)
2018	$19,844	$67,942
2019	1,039	52,508
2020 and thereafter	—	37,379

Total minimum payments required	$20,883	$157,829